CONSOLIDATED STATEMENTS OF CASH FLOWS - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	¥ 830,233	¥ 500,235	¥ 881,156
Less: Net income attributable to noncontrolling interests	27,185	1,751	5,744
Net income attributable to MHFG shareholders	803,048	498,484	875,412
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	166,528	161,258	157,165
Provision (credit) for loan losses	(60,223)	(126,230)	139,947
Investment losses (gains)-net	(271,174)	(237,556)	(123,351)
Equity in losses (earnings) of equity method investees-net	(17,502)	(27,975)	2,192
Foreign exchange losses (gains)-net	357,103	127,254	160,588
Deferred income tax expense (benefit)	181,990	90,375	(43,831)
Net change in trading account assets	(2,121,400)	7,205,841	(2,336,912)
Net change in trading account liabilities	1,333,577	(2,359,775)	(536,213)
Net change in loans held for sale	56,549	(53,291)	4,571
Net change in accrued income	(7,531)	21,735	(22,386)
Net change in accrued expenses	87,157	12,262	(20,215)
Other-net	697,804	638,926	445,045
Net cash provided by (used in) operating activities	1,205,926	5,951,308	(1,297,988)
Cash flows from investing activities:
Proceeds from sales of investments	58,629,117	64,003,905	75,617,212
Proceeds from maturities of investments	6,107,552	9,862,926	14,578,614
Purchases of investments	(61,507,248)	(65,822,738)	(89,109,906)
Proceeds from sales of loans	651,339	215,419	144,244
Net change in loans	(2,800,196)	(2,313,291)	(2,501,863)
Net change in interest-bearing deposits in other banks	(8,189,150)	(7,417,572)	(4,638,673)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	1,813,089	2,306,310	(268,103)
Proceeds from sales of premises and equipment	41,521	39,324	18,002
Purchases of premises and equipment	(419,912)	(456,980)	(161,359)
Net cash provided by (used in) investing activities	(5,673,888)	417,303	(6,321,832)
Cash flows from financing activities:
Net change in deposits	9,460,669	657,308	7,417,964
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	(5,376,701)	(6,771,338)	7,468,344
Net change in due to trust accounts	499,065	122,765	59,537
Net change in other short-term borrowings	(4,480,378)	(724,788)	(7,251,033)
Proceeds from issuance of long-term debt	6,537,703	1,999,764	1,602,983
Repayment of long-term debt	(2,196,492)	(1,097,627)	(1,488,151)
Proceeds from noncontrolling interests	891	43,083	1,057
Payment to noncontrolling interests	(1)	(1)	(11)
Proceeds from issuance of common stock	6
Proceeds from sales of treasury stock	3	11	1,074
Purchases of treasury stock	(12)	(37,013)	(7)
Dividends paid	(176,186)	(152,163)	(152,514)
Dividends paid to noncontrolling interests	(3,936)	(12,006)	(19,384)
Net cash provided by (used in) financing activities	4,264,631	(5,972,005)	7,639,859
Effect of exchange rate changes on cash and due from banks	34,758	31,831	31,776
Net increase (decrease) in cash and due from banks	(168,573)	428,437	51,815
Cash and due from banks at beginning of fiscal year	1,696,879	1,268,442	1,216,627
Cash and due from banks at end of fiscal year	1,528,306	1,696,879	1,268,442
Supplemental disclosure of cash flow information:
Interest paid	419,070	408,803	447,766
Income taxes paid	172,022	122,619	92,547
Noncash investing activities:
Transfer of loans into other investments	2,414
Investment in capital leases	¥ 8,184	¥ 7,901	¥ 8,547